Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 15 - Commitments and Contingencies
Contingencies
From time to time, the Company may become involved in claims and other legal matters, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these ongoing legal matters, individually and in aggregate, will have a material adverse effect on the Company’s consolidated financial statements.
As of December 31, 2021 and 2020, the Company had $0.6 million in accrued expenses and other current liabilities on the accompanying consolidated balance sheets for invoices totaling $1.4 million. In good faith, the Company disputed invoices for work performed in 2019. There are various disagreements between the Company and the vendor regarding these invoices. The Company disputes the underlying basis for these amounts and notified the vendor during the year ended December 31, 2020 of the Company’s intent not to pay.
Employee benefit plan
The Company has a 401(k) defined contribution savings plan that covers substantially all of its employees. The Company contributes a matching contribution of 4% of the employee's salary each month under applicable safe harbor rules. Employee contribution is also limited by annual maximum amount determined by the Internal Revenue Service. The Company made contributions of $1.0 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively.
Purchasing Obligations
In the normal course of business, Volta enters into contractual agreements of the purchase of goods and services to ensure availability and timely delivery. Current commitments for purchases reflect Volta's focus on expanding its charging network. As of December 31, 2021, Volta has contractually committed to a purchase of $3.8 million from key suppliers for capital assets, inventory, and services, in 2022.